Segmented Information (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Royalties percent	12.50%
Royalties paid	$ 773,021	$ 2,242,613	$ 1,163,498